Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes [Abstract]
Current income tax	$ 4,008	$ 193,246	$ 437,771
Deferred income tax	(70,346)
Total income tax expense	$ (66,338)	$ 193,246	$ 437,771